FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 5) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ 356,376
Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 312,696	356,736
included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ (360)
Lease liabilities [member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	4.17%	4.63%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 33,271	$ 51,590
On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		118,906
On demand or within 1 year | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	96,954	118,989
On demand or within 1 year | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		(83)
On demand or within 1 year | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	28,156	29,862
Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		216,098
Within 2 to 5 years | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	194,513	216,375
Within 2 to 5 years | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		(277)
Within 2 to 5 years | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	5,992	24,146
After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		58,435
After 5 years | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	54,565	58,435
After 5 years | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		0
After 5 years | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		(37,063)
Adjustment | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	(33,337)	(37,063)
Adjustment | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		0
Adjustment | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ (877)	$ (2,418)
Non-interest bearing [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	0.00%	0.00%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 33,759	$ 26,714
Non-interest bearing [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	33,759	26,714
Non-interest bearing [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Non-interest bearing [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Non-interest bearing [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 0	$ 0
Variable interest rate instruments [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	3.82%	3.71%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 245,666	$ 252,900
Variable interest rate instruments [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	35,040	35,002
Variable interest rate instruments [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	188,521	192,229
Variable interest rate instruments [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	54,565	58,435
Variable interest rate instruments [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ (32,460)	$ (32,766)
Fixed interest rate instruments [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate		7.50%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ 25,532
Fixed interest rate instruments [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		27,411
Fixed interest rate instruments [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		0
Fixed interest rate instruments [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		0
Fixed interest rate instruments [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ (1,879)